Derivatives and Other Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Other Financial Instruments

M. Derivatives and Other Financial Instruments

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (i) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (ii) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs that are both significant to the fair value measurement and unobservable.

Derivatives

Alcoa Corporation is exposed to certain risks relating to its ongoing business operations, including financial, market, political, and economic risks. The following discussion provides information regarding Alcoa Corporation’s exposure to the risks of changing commodity prices, interest rates, and foreign currency exchange rates.

Alcoa Corporation’s commodity and derivative activities are subject to the management, direction, and control of ParentCo’s (through October 31, 2016) Strategic Risk Management Committee (SRMC), which is composed of the chief executive officer, the chief financial officer, and other officers and employees that the chief executive officer selects. The SRMC meets on a periodic basis to review derivative positions and strategy and reports to ParentCo’s Board of Directors on the scope of its activities.

Alcoa Corporation has ten derivative instruments classified as Level 3 under the fair value hierarchy. These instruments are composed of eight embedded aluminum derivatives, an energy contract, and an embedded credit derivative, all of which relate to energy supply contracts associated with nine smelters and three refineries. Five of the embedded aluminum derivatives and the energy contract were designated as cash flow hedging instruments and three of the embedded aluminum derivatives and the embedded credit derivative were not designated as hedging instruments.

The following section describes the valuation methodologies used by Alcoa Corporation to measure its Level 3 derivative instruments at fair value. Derivative instruments classified as Level 3 in the fair value hierarchy represent those in which management has used at least one significant unobservable input in the valuation model. Alcoa Corporation uses a discounted cash flow model to fair value all Level 3 derivative instruments. Where appropriate, the description below includes the key inputs to those models and any significant assumptions. These valuation models are reviewed and tested at least on an annual basis.

Inputs in the valuation models for Level 3 derivative instruments are composed of the following: (i) quoted market prices (e.g., aluminum prices on the 10-year London Metal Exchange (LME) forward curve and energy prices), (ii) significant other observable inputs (e.g., information concerning time premiums and volatilities for certain option type embedded derivatives and regional premiums for aluminum contracts), and (iii) unobservable inputs (e.g., aluminum and energy prices beyond those quoted in the market). For periods beyond the term of quoted market prices for aluminum, Alcoa Corporation estimates the price of aluminum by extrapolating the 10-year LME forward curve. Additionally, for periods beyond the term of quoted market prices for energy, management has developed a forward curve based on independent consultant market research. Where appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads, and credit considerations. Such adjustments are generally based on available market evidence (Level 2). In the absence of such evidence, management’s best estimate is used (Level 3). If a significant input that is unobservable in one period becomes observable in a subsequent period, the related asset or liability would be transferred to the appropriate classification (Level 1 or 2) in the period of such change (there were no such transfers in the periods presented).

Alcoa Corporation has two power contracts, each of which contain an embedded derivative that indexes the price of power to the LME price of aluminum. Additionally, Alcoa Corporation has three power contracts, each of which contain an embedded derivative that indexes the price of power to the LME price of aluminum plus the Midwest premium. The embedded derivatives in these five power contracts are primarily valued using observable market prices; however, due to the length of the contracts, the valuation models also require management to estimate the long-term price of aluminum based upon an extrapolation of the 10-year LME forward curve. Additionally, for three of the contracts, management also estimates the Midwest premium, generally, for the next twelve months based on recent transactions and then holds the premium estimated in that twelfth month constant for the remaining duration of the contract. Significant increases or decreases in the actual LME price beyond 10 years and/or the Midwest premium would result in a higher or lower fair value measurement. An increase in actual LME price and/or the Midwest premium over the inputs used in the valuation models will result in a higher cost of power and a corresponding decrease to the derivative asset or increase to the derivative liability. The embedded derivatives have been designated as cash flow hedges of forward sales of aluminum. Unrealized gains and losses were included in Other comprehensive (loss) income on the accompanying Combined Balance Sheet while realized gains and losses were included in Sales on the accompanying Statement of Combined Operations.

Also, Alcoa Corporation had a power contract (expired in September 2016—see below) separate from above that contains an LME-linked embedded derivative. Prior to its expiration, the embedded derivative was valued using the probability and interrelationship of future LME prices, Australian dollar to U.S. dollar exchange rates, and the U.S. consumer price index. Significant increases or decreases in the LME price would result in a higher or lower fair value measurement. An increase in actual LME price over the inputs used in the valuation model will result in a higher cost of power and a corresponding decrease to the derivative asset. This embedded derivative did not qualify for hedge accounting treatment. Unrealized gains and losses from the embedded derivative were included in Other (income) expenses, net on the accompanying Statement of Combined Operations while realized gains and losses were included in Cost of goods sold on the accompanying Statement of Combined Operations as electricity purchases were made under the contract. At the time this derivative asset was recognized, an equivalent amount was recognized as a deferred credit in Other noncurrent liabilities and deferred credits on the accompanying Combined Balance Sheet. This deferred credit is recognized in Other (income) expenses, net on the accompanying Statement of Combined Operations as power was received over the life of the contract.

Additionally, Alcoa Corporation has a natural gas supply contract, which has an LME-linked ceiling. This embedded derivative is valued using probabilities of future LME aluminum prices and the price of Brent crude oil (priced on Platts), including the interrelationships between the two commodities subject to the ceiling. Any change in the interrelationship would result in a higher or lower fair value measurement. An LME ceiling was embedded into the contract price to protect against an increase in the price of oil without a corresponding increase in the price of LME. An increase in oil prices with no similar increase in the LME price would limit the increase of the price paid for natural gas. This embedded derivative did not qualify for hedge accounting treatment. Unrealized gains and losses from the embedded derivative were included in Other (income) expenses, net on the accompanying Statement of Combined Operations while realized gains and losses were included in Cost of goods sold on the accompanying Statement of Combined Operations as gas purchases were made under the contract.

In the second quarter of 2016, Alcoa Corporation and the related counterparty elected to modify the pricing of an existing power contract for a smelter in the United States. This amendment contains an embedded derivative that indexes the price of power to the LME price of aluminum plus the Midwest premium. The embedded derivative is valued using the interrelationship of future metal prices (LME base plus Midwest premium) and the amount of megawatt hours of energy needed to produce the forecasted metric tons of aluminum at the smelter. Significant increases or decreases in the metal price would result in a higher or lower fair value measurement. An increase in actual metal price over the inputs used in the valuation model will result in a higher cost of power and a corresponding increase to the derivative liability. Management elected not to qualify the embedded derivative for hedge accounting treatment. Unrealized gains and losses from the embedded derivative will be included in Other (income) expenses, net on the accompanying Statement of Combined Operations while realized gains and losses will be included in Cost of goods sold on the accompanying Statement of Combined Operations as electricity purchases are made under the contract. At the time this derivative liability was recognized, an equivalent amount was recognized as a deferred charge in Other noncurrent assets on the accompanying Combined Balance Sheet. This deferred charge will be recognized in Other (income) expenses, net on the accompanying Statement of Combined Operations as power is received over the life of the contract.

Furthermore, Alcoa Corporation has a power contract, which contains an embedded derivative that indexes the difference between the long-term debt ratings of Alcoa Corporation and the counterparty from any of the three major credit rating agencies. Management uses market prices, historical relationships, and forecast services to determine fair value. Significant increases or decreases in any of these inputs would result in a lower or higher fair value measurement. A wider credit spread between Alcoa Corporation and the counterparty would result in a higher cost of power and a corresponding increase in the derivative liability. This embedded derivative did not qualify for hedge accounting treatment. Unrealized gains and losses were included in Other (income) expenses, net on the accompanying Statement of Combined Operations while realized gains and losses were included in Cost of goods sold on the accompanying Statement of Combined Operations as electricity purchases were made under the contract.

Finally, Alcoa Corporation has a derivative contract that hedges the anticipated power requirements at one of its smelters that began when the previous power contract expired in September 2016 (see above). Beyond the term where market information is available, management developed a forward curve, for valuation purposes, based on independent consultant market research. Significant increases or decreases in the power market may result in a higher or lower fair value measurement. Lower prices in the power market would cause a decrease in the derivative asset. The derivative contract has been designated as a cash flow hedge of future purchases of electricity. Unrealized gains and losses on this contract were recorded in Other comprehensive (loss) income on the accompanying Combined Balance Sheet, while realized gains and losses will be recorded in Cost of goods sold as electricity purchases are made under the power contract. In August 2016, Alcoa Corporation gave the required notice to terminate this derivative contract one year from the date of notification. As a result, Alcoa Corporation decreased both the related derivative asset recorded in Other noncurrent assets and the unrealized gain recorded in Accumulated other comprehensive loss by $84, which related to the August 2017 through 2036 timeframe, resulting in no impact to Alcoa Corporation’s earnings.

The following table presents quantitative information related to the significant unobservable inputs described above for Level 3 derivative contracts:

	Fair value at September 30, 2016	Unobservable input	Range ($ in full amounts)
Assets:
Embedded aluminum derivatives	$306	Price of aluminum beyond forward curve

Aluminum: $2,197 per metric ton in 2027 to $2,337 per metric ton in 2029 (two contracts) and $2,633 per metric ton in 2036 (one contract)

Midwest premium: $0.0630 per pound in 2016 to $0.0750 per pound in 2029 (two contracts) and 2036 (one contract)

Embedded aluminum derivative	4	Interrelationship of LME price to overall energy price	Aluminum: $1,680 per metric ton in 2016 to $1,802 per metric ton in 2019
Embedded aluminum derivative	—	Interrelationship of future aluminum and oil prices	Aluminum: $1,662 per metric ton in 2016 to $1,762 per metric ton in 2018 Oil: $49 per barrel in 2016 to $55 per barrel in 2018
Energy contract	7	Price of electricity beyond forward curve	Electricity: $57 per megawatt hour in 2016 to $58 per megawatt hour in 2017
Liabilities:
Embedded aluminum derivative	242	Price of aluminum beyond forward curve	Aluminum: $2,197 per metric ton in 2027 to $2,229 per metric ton in 2027
Embedded aluminum derivative	30	Interrelationship of LME price to the amount of megawatt hours of energy needed to produce the forecasted metric tons of aluminum	Aluminum: $1,662 per metric ton in 2016 to $1,785 per metric ton in 2019 Midwest premium: $0.0630 per pound in 2016 to $0.0750 per pound in 2019 Electricity: rate of 2 million megawatt hours per year
Embedded credit derivative	24	Credit spread between Alcoa Corporation and counterparty	2.15% to 2.89% (2.52% median)

The fair values of Level 3 derivative instruments recorded as assets and liabilities in the accompanying Combined Balance Sheet were as follows:

	September 30, 2016	December 31, 2015
Asset Derivatives
Derivatives designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$40	$72
Energy contract	7	—
Other noncurrent assets:
Embedded aluminum derivatives	270	994
Energy contract	—	2

Total derivatives designated as hedging instruments	$317	$1,068

Derivatives not designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$—	$69

Total derivatives not designated as hedging instruments	$—	$69

Total Asset Derivatives	$317	$1,137

Liability Derivatives
Derivatives designated as hedging instruments:
Other current liabilities:
Embedded aluminum derivative	$16	$9
Energy contract	—	4
Other noncurrent liabilities and deferred credits:
Embedded aluminum derivative	226	160

Total derivatives designated as hedging instruments	$242	$173

Derivatives not designated as hedging instruments:
Other current liabilities:
Embedded aluminum derivative	$9	$—
Embedded credit derivative	4	6
Other noncurrent liabilities and deferred credits:
Embedded aluminum derivative	21	—
Embedded credit derivative	20	29

Total derivatives not designated as hedging instruments	$54	$35

Total Liability Derivatives	$296	$208

The following tables present a reconciliation of activity for Level 3 derivative contracts:

	Assets		Liabilities
Third quarter ended September 30, 2016	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative	Energy contract
Opening balance—July 1, 2016	$745	$49	$228	$33	$9
Total gains or losses (realized and unrealized) included in:
Sales	1	—	(3)	—	—
Cost of goods sold	(31)	—	—	(1)	—
Other income, net*	(5)	(85)	2	(8)	(1)
Other comprehensive loss	(414)	48	48	—	(1)
Purchases, sales, issuances, and settlements**	—	—	—	—	—
Transfers into and/or out of Level 3**	—	—	—	—	—
Other	14	(5)	(3)	—	(7)

Closing balance—September 30, 2016	$310	$7	$272	$24	$—

Change in unrealized gains or losses included in earnings for derivative contracts held at September 30, 2016:
Sales	$—	$—	$—	$—	$—
Cost of goods sold	—	—	—	—	—
Other income, net*	(5)	(85)	2	(8)	(1)

*	In August 2016, Alcoa Corporation elected to terminate the energy contract in accordance with the provisions of the agreement (see above). As a result, Alcoa Corporation decreased the derivative asset and recorded a charge in Other income, net of $84, which is reflected in the table above. Additionally, Alcoa Corporation also decreased the related unrealized gain included in Accumulated other comprehensive loss and recorded a benefit in Other income, net of $84. As such, the termination of the specified term of this derivative contract described above did not have an impact on Alcoa Corporation’s earnings.
**	In the 2016 third quarter, there were no purchases, sales, issuances or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

	Assets		Liabilities
Nine months ended September 30, 2016	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative	Energy contract
Opening balance—January 1, 2016	$1,135	$2	$169	$35	$4
Total gains or losses (realized and unrealized) included in:
Sales	(9)	—	(8)	—	—
Cost of goods sold	(92)	—	—	(4)	—
Other income, net*	(13)	(83)	2	(7)	(2)
Other comprehensive income	(750)	87	80	—	(1)
Purchases, sales, issuances, and settlements**	—	—	32	—	—
Transfers into and/or out of Level 3**	—	—	—	—	—
Other	39	1	(3)	—	(1)

Closing balance—September 30, 2016	$310	$7	$272	$24	$—

Change in unrealized gains or losses included in earnings for derivative contracts held at September 30, 2016:
Sales	$—	$—	$—	$—	$—
Cost of goods sold	—	—	—	—	—
Other income, net*	(13)	(83)	2	(7)	(2)

*	In August 2016, Alcoa Corporation elected to terminate the energy contract in accordance with the provisions of the agreement (see above). As a result, Alcoa Corporation decreased the derivative asset and recorded a charge in Other income, net of $84, which is reflected in the table above. Additionally, Alcoa Corporation also decreased the related unrealized gain included in Accumulated other comprehensive loss and recorded a benefit in Other income, net of $84. As such, the termination of the specified term of this derivative contract described above did not have an impact on Alcoa Corporation’s earnings.
**	In the 2016 nine-month period, there was an issuance of a new embedded derivative contained in an amendment to an existing power contract. There were no purchases, sales or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

Derivatives Designated As Hedging Instruments—Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of unrealized gains or losses on the derivative is reported as a component of other comprehensive income (OCI). Realized gains or losses on the derivative are reclassified from OCI into earnings in the same period or periods during which the hedged transaction impacts earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized directly in earnings immediately.

Alcoa Corporation has five Level 3 embedded aluminum derivatives and one Level 3 energy contract that have been designated as cash flow hedges as follows.

Embedded aluminum derivatives. Alcoa Corporation has entered into energy supply contracts that contain pricing provisions related to the LME aluminum price. The LME-linked pricing features are considered embedded derivatives. Five of these embedded derivatives have been designated as cash flow hedges of forward sales of aluminum. At September 30, 2016 and December 31, 2015, these embedded aluminum derivatives hedge forecasted aluminum sales of 3,521 kmt and 3,307 kmt, respectively.

Alcoa Corporation recognized a net unrealized loss of $462 and $830 in the 2016 third quarter and nine-month period, respectively, and a net unrealized gain of $301 and $819 in the 2015 third quarter and nine-month period, respectively, in Other comprehensive (loss) income related to these five derivative instruments. Additionally, Alcoa Corporation reclassified a realized loss of $4 and a realized gain of $1 in the 2016 third quarter and nine-month period, respectively, and a realized loss of $1 and $25 in the 2015 third quarter and nine-month period, respectively, from Accumulated other comprehensive loss to Sales. Assuming market rates remain constant with the rates at September 30, 2016, a realized gain of $23 is expected to be recognized in Sales over the next 12 months.

Also, Alcoa Corporation recognized a gain of less than $1 in the 2016 nine-month period (no such gain was recognized in the 2016 third quarter) and a gain of less than $1 and $2 in the 2015 third quarter and nine-month period, respectively, in Other (income) expenses, net related to the amount excluded from the assessment of hedge effectiveness. There was no ineffectiveness related to these five derivative instruments in the 2016 third quarter and nine-month period and the 2015 third quarter and nine-month period.

Energy contract. Alcoa Corporation has a derivative contract that hedges the anticipated power requirements at one of its smelters that became effective when the existing power contract expired in September 2016. In August 2016, Alcoa Corporation elected to terminate most of the remaining term of this derivative contract (see above). At September 30, 2016 and December 31, 2015, this energy contract hedges forecasted electricity purchases of 2,130,122 and 59,409,328 megawatt hours, respectively. Alcoa Corporation recognized an unrealized gain of $49 and $88 in the 2016 third quarter and nine-month period, respectively, and an unrealized gain of $3 and an unrealized loss of $8 in the 2015 third quarter and nine-month period, respectively, in Other comprehensive (loss) income. Additionally, Alcoa Corporation recognized a gain of $3 in Other income, net related to hedge ineffectiveness in the 2016 nine-month period. There was no ineffectiveness related to the energy contract in the 2016 third quarter and the 2015 third quarter and nine-month period.

Derivatives Not Designated As Hedging Instruments

Alcoa Corporation has three Level 3 embedded aluminum derivatives and one Level 3 embedded credit derivative that do not qualify for hedge accounting treatment. As such, gains and losses related to the changes in fair value of these instruments are recorded directly in earnings. In the third quarter of 2016 and 2015, Alcoa Corporation recognized a gain of $1 and a loss of $17, respectively, in Other (income) expenses, net, of which a loss of $7 and $4, respectively, related to the embedded aluminum derivatives and a gain of $8 and a loss of $13, respectively, related to the embedded credit derivative. In the nine-month period of 2016 and 2015, Alcoa Corporation recognized a loss of $8 and $19, respectively, in Other income, net, of which a loss of $15 and $5, respectively, related to the embedded aluminum derivatives and a gain of $7 and a loss of $14, respectively, related to the embedded credit derivative.

Material Limitations

The disclosures with respect to commodity prices, interest rates, and foreign currency exchange risk do not take into account the underlying commitments or anticipated transactions. If the underlying items were included in the analysis, the gains or losses on the futures contracts may be offset. Actual results will be determined by a number of factors that are not under Alcoa Corporation’s control and could vary significantly from those factors disclosed.

Alcoa Corporation is exposed to credit loss in the event of nonperformance by counterparties on the above instruments, as well as credit or performance risk with respect to its hedged customers’ commitments. Although nonperformance is possible, Alcoa Corporation does not anticipate nonperformance by any of these parties. Contracts are with creditworthy counterparties and are further supported by cash, treasury bills, or irrevocable letters of credit issued by carefully chosen banks. In addition, various master netting arrangements are in place with counterparties to facilitate settlement of gains and losses on these contracts.

Other Financial Instruments

The carrying values and fair values of Alcoa Corporation’s other financial instruments were as follows:

	September 30, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$241	$241	$557	$557
Restricted cash	2	2	—	—
Long-term debt due within one year	21	21	18	18
Long-term debt, less amount due within one year	1,454	1,515	207	207

The following methods were used to estimate the fair values of other financial instruments:

Cash and cash equivalents and Restricted cash. The carrying amounts approximate fair value because of the short maturity of the instruments. The fair value amounts for Cash and cash equivalents and Restricted cash were classified in Level 1.

Long-term debt due within one year and Long-term debt, less amount due within one year. The fair value was based on quoted market prices for public debt and on interest rates that are currently available to Alcoa Corporation for issuance of debt with similar terms and maturities for non-public debt. The fair value amounts for all Long-term debt were classified in Level 2 of the fair value hierarchy.

X. Derivatives and Other Financial Instruments

Fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (i) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (ii) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs that are both significant to the fair value measurement and unobservable.

Derivatives. Alcoa Corporation is exposed to certain risks relating to its ongoing business operations, including financial, market, political, and economic risks. The following discussion provides information regarding Alcoa Corporation’s exposure to the risks of changing commodity prices, and foreign currency exchange rates.

Alcoa Corporation’s commodity and derivative activities are subject to the management, direction, and control of ParentCo’s Strategic Risk Management Committee (SRMC), which is composed of the chief executive officer, the chief financial officer, and other officers and employees that the chief executive officer selects. The SRMC meets on a periodic basis to review derivative positions and strategy and reports to ParentCo’s Board of Directors on the scope of its activities.

Alcoa Corporation has nine derivative instruments classified as Level 3 under the fair value hierarchy. These instruments are composed of seven embedded aluminum derivatives, an energy contract, and an embedded credit derivative, all of which relate to energy supply contracts associated with eight smelters and three refineries. Five of the embedded aluminum derivatives and the energy contract were designated as cash flow hedging instruments and two of the embedded aluminum derivatives and the embedded credit derivative were not designated as hedging instruments.

The following section describes the valuation methodologies used by Alcoa Corporation to measure its Level 3 derivative instruments at fair value. Derivative instruments classified as Level 3 in the fair value hierarchy represent those in which management has used at least one significant unobservable input in the valuation model. Alcoa Corporation uses a discounted cash flow model to fair value all Level 3 derivative instruments. Where appropriate, the description below includes the key inputs to those models and any significant assumptions. These valuation models are reviewed and tested at least on an annual basis.

Inputs in the valuation models for Level 3 derivative instruments are composed of the following: (i) quoted market prices (e.g., aluminum prices on the 10-year London Metal Exchange (LME) forward curve and energy prices), (ii) significant other observable inputs (e.g., information concerning time premiums and volatilities for certain option type embedded derivatives and regional premiums for aluminum contracts), and (iii) unobservable inputs (e.g., aluminum and energy prices beyond those quoted in the market). For periods beyond the term of quoted market prices for aluminum, Alcoa Corporation estimates the price of aluminum by extrapolating the 10-year LME forward curve. Additionally, for periods beyond the term of quoted market prices for energy, management has developed a forward curve based on independent consultant market research. Where appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads, and credit considerations. Such adjustments are generally based on available market evidence (Level 2). In the absence of such evidence, management’s best estimate is used (Level 3). If a significant input that is unobservable in one period becomes observable in a subsequent period, the related asset or liability would be transferred to the appropriate classification (Level 1 or 2) in the period of such change (there were no such transfers in the periods presented).

Alcoa Corporation has embedded derivatives in two power contracts that index the price of power to the LME price of aluminum. Additionally, in late 2014, Alcoa Corporation renewed three power contracts, each of which contain an embedded derivative that indexes the price of power to the LME price of aluminum plus the Midwest premium. The embedded derivatives in these five power contracts are primarily valued using observable market prices; however, due to the length of the contracts, the valuation models also require management to estimate the long-term price of aluminum based upon an extrapolation of the 10-year LME forward curve and/or 5-year Midwest premium curve. Significant increases or decreases in the actual LME price beyond 10 years and/or the Midwest premium beyond 5 years would result in a higher or lower fair value measurement. An increase in actual LME price and/or the Midwest premium over the inputs used in the valuation models will result in a higher cost of power and a corresponding decrease to the derivative asset or increase to the derivative liability. The embedded derivatives have been designated as cash flow hedges of forward sales of aluminum. Unrealized gains and losses were included in Other comprehensive loss on the accompanying Combined Balance Sheet while realized gains and losses were included in Sales on the accompanying Statement of Combined Operations.

Also, Alcoa Corporation has a power contract separate from above that contains an LME-linked embedded derivative. The embedded derivative is valued using the probability and interrelationship of future LME prices, Australian dollar to U.S. dollar exchange rates, and the U.S. consumer price index. Significant increases or decreases in the LME price would result in a higher or lower fair value measurement. An increase in actual LME price over the inputs used in the valuation model will result in a higher cost of power and a corresponding decrease to the derivative asset. This embedded derivative did not qualify for hedge accounting treatment. Unrealized gains and losses from the embedded derivative were included in Other expenses, net on the accompanying Statement of Combined Operations while realized gains and losses were included in Cost of goods sold on the accompanying Statement of Combined Operations as electricity purchases were made under the contract. At the time this derivative asset was recognized, an equivalent amount was recognized as a deferred credit in Other noncurrent liabilities and deferred credits on the accompanying Combined Balance Sheet (see Note L). This deferred credit is recognized in Other expenses, net on the accompanying Statement of Combined Operations as power is received over the life of the contract. Alcoa Corporation had a similar power contract and related embedded derivative associated with another smelter; however, the contract and related derivative instrument matured in July 2014.

Additionally, Alcoa Corporation has a natural gas supply contract, which has an LME-linked ceiling. This embedded derivative is valued using probabilities of future LME aluminum prices and the price of Brent crude oil (priced on Platts), including the interrelationships between the two commodities subject to the ceiling. Any change in the interrelationship would result in a higher or lower fair value measurement. An LME ceiling was embedded into the contract price to protect against an increase in the price of oil without a corresponding increase in the price of LME. An increase in oil prices with no similar increase in the LME price would limit the increase of the price paid for natural gas. This embedded derivative did not qualify for hedge accounting treatment. Unrealized gains and losses from the embedded derivative were included in Other expenses, net on the accompanying Statement of Combined Operations while realized gains and losses were included in Cost of goods sold on the accompanying Statement of Combined Operations as gas purchases were made under the contract.

Furthermore, Alcoa Corporation has an embedded derivative in a power contract that indexes the difference between the long-term debt ratings of Alcoa Corporation and the counterparty from any of the three major credit rating agencies. Management uses market prices, historical relationships, and forecast services to determine fair value. Significant increases or decreases in any of these inputs would result in a lower or higher fair value measurement. A wider credit spread between Alcoa Corporation and the counterparty would result in a higher cost of power and a corresponding increase in the derivative liability. This embedded derivative did not qualify for hedge accounting treatment. Unrealized gains and losses were included in Other expenses, net on the accompanying Statement of Combined Operations while realized gains and losses were included in Cost of goods sold on the accompanying Statement of Combined Operations as electricity purchases were made under the contract.

Finally, Alcoa Corporation has a derivative contract that will hedge the anticipated power requirements at one of its smelters once the existing power contract expires in September 2016. Beyond the term where market information is available, management has developed a forward curve, for valuation purposes, based on independent consultant market research. Significant increases or decreases in the power market may result in a higher or lower fair value measurement. Lower prices in the power market would cause a decrease in the derivative asset. The derivative contract has been designated as a cash flow hedge of future purchases of electricity. Unrealized gains and losses on this contract were recorded in Other comprehensive loss on the accompanying Combined Balance Sheet. Once the designated hedge period begins in September 2016, realized gains and losses will be recorded in Cost of goods sold as electricity purchases are made under the power contract. Alcoa Corporation had a similar contract related to another smelter once the prior existing contract expired in 2014, but elected to terminate the new contract in early 2013. This election was available to Alcoa Corporation under the terms of the contract and was made due to a projection that suggested the contract would be uneconomical. Prior to termination, the new contract was accounted for in the same manner.

The fair values of Level 3 derivative instruments recorded as assets and liabilities in the accompanying Combined Balance Sheet is as follows:

	Fair value at December 31, 2015	Unobservable input	Range ($ in full amounts)
Assets:
Embedded aluminum derivatives	$1,060	Price of aluminum beyond forward curve

Aluminum: $2,060 per metric ton in 2026 to $2,337 per metric ton in 2029 (two contracts) and $2,534 per metric ton in 2036 (one contract)

Midwest premium: $0.0940 per pound in 2021 to $0.0940 per pound in 2029 (two contracts) and 2036 (one contract)

Embedded aluminum derivative	69	Interrelationship of future aluminum prices, foreign currency exchange rates, and the U.S. consumer price index (CPI)	Aluminum: $1,525 per metric ton in 2016 Foreign currency: A$1 = $0.73 in 2016 CPI: 1982 base year of 100 and 233 in January 2016 to 236 in September 2016
Embedded aluminum derivative	6	Interrelationship of LME price to overall energy price	Aluminum: $1,512 per metric ton in 2016 to $1,686 per metric ton in 2019
Embedded aluminum derivative	—	Interrelationship of future aluminum and oil prices	Aluminum: $1,525 per metric ton in 2016 to $1,652 per metric ton in 2018 Oil: $38 per barrel in 2016 to $53 per barrel in 2018
Liabilities:
Embedded aluminum derivative	169	Price of aluminum beyond forward curve	Aluminum: $2,060 per metric ton in 2026 to $2,128 per metric ton in 2027
Embedded credit derivative	35	Credit spread between Alcoa Corporation and counterparty	3.41% to 4.29% (3.85% median)
Energy contract	2	Price of electricity beyond forward curve	Electricity: $45 per megawatt hour in 2019 to $121 per megawatt hour in 2036

*	The fair value of embedded aluminum derivatives reflected as assets and liabilities in this table are both lower by $2 compared to the respective amounts reflected in the Level 3 tables presented below. This is due to the fact that Alcoa Corporation has one derivative that is in a liability position for the current portion but is in an asset position for the noncurrent portion, and is reflected as such on the accompanying Combined Balance Sheet. However, this derivative is reflected as a net liability in the above table for purposes of presenting the assumptions utilized to measure the fair value of the derivative instruments in their entirety.

The fair values of Level 3 derivative instruments recorded as assets and liabilities in the accompanying Combined Balance Sheet were as follows:

Asset Derivatives	December 31, 2015	December 31, 2014
Derivatives designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$72	$24
Other noncurrent assets:
Embedded aluminum derivative	994	73
Energy contract	2	2

Total derivatives designated as hedging instruments	$1,068	$99

Derivatives not designated as hedging instruments:
Prepaid expenses and other current assets:
Embedded aluminum derivatives	$69	$98
Other noncurrent assets:
Embedded aluminum derivatives	—	71

Total derivatives not designated as hedging instruments	$69	$169

Total Asset Derivatives	$1,137	$268

Liability Derivatives
Derivatives designated as hedging instruments:
Other current liabilities:
Embedded aluminum derivative	$9	$24
Energy contract	4	—
Other noncurrent liabilities and deferred credits:
Embedded aluminum derivatives	160	352

Total derivatives designated as hedging instruments	$173	$376

Derivatives not designated as hedging instruments:
Other current liabilities:
Embedded credit derivative	$6	$2
Other noncurrent liabilities and deferred credits:
Embedded credit derivative	29	16

Total derivatives not designated as hedging instruments	$35	$18

Total Liability Derivatives	$208	$394

The following table shows the net fair values of the Level 3 derivative instruments at December 31, 2015 and the effect on these amounts of a hypothetical change (increase or decrease of 10%) in the market prices or rates that existed as of December 31, 2015:

	Fair value asset/(liability)	Index change of + / - 10%
Embedded aluminum derivatives	$966	$340
Embedded credit derivative	(35)	4
Energy contract	(2)	136

The following tables present a reconciliation of activity for Level 3 derivative contracts:

	Assets		Liabilities
2015	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative	Energy contract
Opening balance—January 1, 2015	$266	$2	$376	$18	$—
Total gains or losses (realized and unrealized) included in:
Sales	5	—	(16)	—	—
Cost of goods sold	(99)	—	—	—	—
Other expenses, net	(8)	(2)	—	17	1
Other comprehensive loss	964	1	(191)	—	3
Purchases, sales, issuances, and settlements*	—	—	—	—	—
Transfers into and/or out of Level 3*	—	—	—	—	—
Foreign currency translation	7	1	—	—	—

Closing balance—December 31, 2015	$1,135	$2	$169	$35	$4

Change in unrealized gains or losses included in earnings for derivative contracts held at December 31, 2015:
Sales	$—	$—	$—	$—	$—
Cost of goods sold	—	—	—	—	—
Other expenses, net	(8)	(2)	—	(17)	1

*	In 2015, there were no purchases, sales, issuances or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

	Assets		Liabilities
2014	Embedded aluminum derivatives	Energy contract	Embedded aluminum derivatives	Embedded credit derivative
Opening balance—January 1, 2014	$349	$6	$410	$21
Total gains or losses (realized and unrealized) included in:
Sales	(1)	—	(27)	—
Cost of goods sold	(163)	—	—	(1)
Other expenses, net	(15)	—	—	(2)
Other comprehensive loss	71	(4)	(7)	—
Purchases, sales, issuances, and settlements*	—	—	—	—
Transfers into and/or out of Level 3*	—	—	—	—
Foreign currency translation	25	—	—	—

Closing balance—December 31, 2014	$266	$2	$376	$18

Change in unrealized gains or losses included in earnings for derivative contracts held at December 31, 2014:
Sales	$—	$—	$—	$—
Cost of goods sold	—	—	—	—
Other expenses, net	(15)	—	—	(2)

*	In November 2014, three new embedded derivatives were contained within renewed power contracts; however, there was no amount included for issuances as the fair value on the date of issuance was zero. There were no purchases, sales or settlements of Level 3 derivative instruments. Additionally, there were no transfers of derivative instruments into or out of Level 3.

Derivatives Designated As Hedging Instruments – Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of unrealized gains or losses on the derivative is reported as a component of other comprehensive income (OCI). Realized gains or losses on the derivative are reclassified from OCI into earnings in the same period or periods during which the hedge transaction impacts earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized directly in earnings immediately. Alcoa Corporation has five embedded aluminum derivatives and one energy contract (a second one was terminated in early 2013) that have been designated as cash flow hedges, all of which are classified as Level 3 in the fair value hierarchy.

Embedded aluminum derivatives.

Alcoa Corporation has entered into energy supply contracts that contain pricing provisions related to the LME aluminum price. The LME-linked pricing features are considered embedded derivatives. Five of these embedded derivatives have been designated as cash flow hedges of forward sales of aluminum, three of which were new derivatives contained in three power contracts that were renewed in late 2014. At December 31, 2015 and 2014, these embedded aluminum derivatives hedge forecasted aluminum sales of 3,307 kmt and 3,610 kmt, respectively.

In 2015, 2014, and 2013, Alcoa Corporation recognized an unrealized gain of $1,155, $78, and $190, respectively, in Other comprehensive loss related to these five derivative instruments. Additionally, Alcoa Corporation reclassified a realized loss of $21, $28, and $29 from Accumulated other comprehensive loss to Sales in 2015, 2014, and 2013, respectively. There was no ineffectiveness related to these five derivative instruments in 2015, 2014, and 2013. Assuming market rates remain constant with the rates at December 31, 2015, a realized gain of $45 is expected to be recognized in Sales over the next 12 months.

Energy contract.

Alcoa Corporation has a derivative contract that will hedge the anticipated power requirements at one of its smelters once the existing power contract expires in 2016. Alcoa Corporation had a similar contract related to another smelter once the prior existing contract expired in 2014, but elected to terminate the new contract in early 2013 (see additional information in description of Level 3 derivative contracts above). At December 31, 2015 and 2014, this energy contract hedges forecasted electricity purchases of 59,409,328 megawatt hours. In 2015, 2014, and 2013, Alcoa Corporation recognized an unrealized loss of $2, an unrealized loss of $4, and an unrealized gain of $3, respectively, in Other comprehensive loss. Additionally, Alcoa Corporation recognized a loss of $3 in Other expenses, net related to hedge ineffectiveness in 2015. There was no ineffectiveness related to the respective energy contracts outstanding in 2014 and 2013.

Derivatives Not Designated As Hedging Instruments

Alcoa Corporation has two Level 3 embedded aluminum derivatives and one Level 3 embedded credit derivative that do not qualify for hedge accounting treatment. As such, gains and losses related to the changes in fair value of these instruments are recorded directly in earnings. In 2015, 2014, and 2013, Alcoa Corporation recognized a loss of $25, a loss of $13, and a gain of $36, respectively, in Other expenses, net, of which a loss of $8, a loss of $15, and a gain of $28, respectively, related to the two embedded aluminum derivatives and a loss of $17, a gain of $2, and a gain of $8, respectively, related to the embedded credit derivative.

Material Limitations

The disclosures with respect to commodity prices and foreign currency exchange risk do not take into account the underlying commitments or anticipated transactions. If the underlying items were included in the analysis, the gains or losses on the futures contracts may be offset. Actual results will be determined by a number of factors that are not under Alcoa Corporation’s control and could vary significantly from those factors disclosed.

Other Financial Instruments. The carrying values and fair values of Alcoa Corporation’s other financial instruments were as follows:

December 31,	2015		2014
	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$557	$557	$266	$266
Long-term debt due within one year	18	18	29	29
Long-term debt, less amount due within one year	207	207	313	313

The following methods were used to estimate the fair values of other financial instruments:

Cash and cash equivalents. The fair value approximates carrying value because of the short maturity of the instruments and was classified in Level 1 of the fair value hierarchy.

Long-term debt due within one year and Long-term debt, less amount due within one year. The fair value was based on interest rates that are currently available to Alcoa Corporation for issuance of debt with similar terms and maturities. The fair value amounts for all Long-term debt were classified in Level 2 of the fair value hierarchy.